Other Expense (Income), net - Schedule of Other Expense (Income) (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Interest expense		$ 29	$ 458	$ 895	$ 1,144	$ 1,151
Interest income		(23)	(5)	(33)	(27)	(252)
Imputed interest expense on 2025 bridge loans		0	25	154	0	0
Gain on extinguishment of the CFF 2021 award				(1,236)	0	0
Gain on extinguishment of accrued interest		(56)	0
Change in fair value of warrant liabilities				0	(376)	(1,593)
Change in fair value of derivative liabilities				(95)	0	50
Gain on sale of fixed assets				(1)	(38)	(288)
Gain on debt conversion				(154)	0	0
Loss on debt extinguishment				0	25	436
Loss on issuance of common stock	$ 200			0	0	231
Other expense		9	9	27	(53)	31
Total other expense (income), net		$ (41)	$ 487	$ (443)	$ 675	$ (234)